PFG ACTIVE CORE BOND STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	OPEN END FUNDS — 99.4%
	FIXED INCOME - 99.4%
715,075	PIMCO Emerging Markets Bond Fund, Institutional Class	$7,601,246
3,793,701	PIMCO Income Fund, Institutional Class	45,865,843
702,610	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	7,707,636
1,793,299	PIMCO Investment Grade Credit Bond Fund, Institutional Class	19,905,617
1,389,823	PIMCO Mortgage Opportunities and Bond Fund, Institutional Class	15,274,155
5,411,134	PIMCO Total Return Fund, Institutional Class	56,654,571
		153,009,068

	TOTAL OPEN END FUNDS (Cost $150,439,281)	153,009,068

	SHORT-TERM INVESTMENTS — 0.9%
	MONEY MARKET FUNDS - 0.9%
1,364,591	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $1,364,591)(a)	1,364,591

	TOTAL INVESTMENTS - 100.3% (Cost $151,803,872)	$154,373,659
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(494,934)
	NET ASSETS - 100.0%	$153,878,725

(a)	Rate disclosed is the seven day effective yield as of July 31, 2021.

PFG AMERICAN FUNDS ® CONSERVATIVE INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	OPEN END FUNDS — 99.7%
	EQUITY - 10.0%
397,075	American Mutual Fund, Class R-6	$20,191,248

	FIXED INCOME - 69.7%
2,941,335	American Funds - Bond Fund of America (The), Class R-6	40,060,981
1,746,300	American Funds Strategic Bond Fund, Class R-6	20,152,298
2,884,448	American Intermediate Bond Fund of America, Class R-6	40,064,983
4,020,708	American Short Term Bond Fund of America, Class R-6	40,367,907
		140,646,169
	MIXED ALLOCATION - 20.0%
610,849	American Balanced Fund, Class R-6	20,182,454
779,007	The Income Fund of America, Class R-6	20,199,651
		40,382,105

	TOTAL OPEN END FUNDS (Cost $196,481,328)	201,219,522

	SHORT-TERM INVESTMENTS — 1.3%
	MONEY MARKET FUNDS - 1.3%
2,546,911	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $2,546,911)(a)	2,546,911

	TOTAL INVESTMENTS - 101.0% (Cost $199,028,239)	$203,766,433
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%	(1,996,863)
	NET ASSETS - 100.0%	$201,769,570

(a)	Rate disclosed is the seven day effective yield as of July 31, 2021.

PFG AMERICAN FUNDS GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	OPEN END FUNDS — 99.9%
	EQUITY - 99.9%
3,569,920	AMCAP Fund, Class R-6	$157,968,952
2,598,476	American - The Growth Fund of America, Class R-6	197,198,362
1,223,203	American Funds - New Economy Fund (The), Class R-6	79,410,313
2,054,798	American Funds Fundamental Investors, Class R-6	158,774,214
1,166,335	American New Perspective Fund, Class R-6	79,112,501
1,307,237	Smallcap World Fund, Inc., Class R-6	119,402,986
		791,867,328

	TOTAL OPEN END FUNDS (Cost $644,059,377)	791,867,328

	SHORT-TERM INVESTMENTS — 0.6%
	MONEY MARKET FUNDS - 0.6%
5,027,610	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $5,027,610)(a)	5,027,610

	TOTAL INVESTMENTS - 100.5% (Cost $649,086,987)	$796,894,938
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(4,053,882)
	NET ASSETS - 100.0%	$792,841,056

(a)	Rate disclosed is the seven day effective yield as of July 31, 2021.

PFG BALANCED STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 41.7%
	EQUITY - 41.7%
103,427	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	$9,131,570
99,428	iShares Core S&P Small-Cap ETF	10,962,932
158,726	iShares Morningstar Mid-Cap ETF	10,718,449
142,946	iShares S&P 500 Growth ETF	10,789,564
95,651	iShares U.S. Home Construction ETF	6,844,786
80,536	Materials Select Sector SPDR Fund	6,766,635
247,048	SPDR Portfolio S&P 500 Value ETF	9,847,333
24,083	Vanguard S&P 500 ETF	9,709,061
		74,770,330

	TOTAL EXCHANGE-TRADED FUNDS (Cost $61,760,005)	74,770,330

	OPEN END FUNDS — 57.9%
	ALTERNATIVE - 10.0%
682,418	JPMorgan Hedged Equity Fund, Class I	17,940,774

	EQUITY - 5.0%
68,484	Akre Focus Fund, Institutional Class	4,523,359
228,215	Fidelity Select Leisure Portfolio	4,390,855
		8,914,214
	FIXED INCOME - 17.9%
306,028	Guggenheim- Total Return Bond Fund, Institutional Class	8,981,934
1,494,196	Semper MBS Total Return Fund, Institutional Class	14,374,168
896,658	T Rowe Price Institutional Floating Rate Fund, Investor Class	8,733,449
		32,089,551
	MIXED ALLOCATION - 25.0%
500,395	BlackRock Balanced Capital Fund, Inc., Institutional Class	14,416,392
511,685	Fidelity Puritan Trust - Fidelity Balanced Fund	16,194,834
315,258	Janus Henderson Balanced Fund, Class I	14,334,792
		44,946,018

	TOTAL OPEN END FUNDS (Cost $90,533,300)	103,890,557

PFG BALANCED STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
469,315	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $469,315)(a)	$469,315

	TOTAL INVESTMENTS - 99.9% (Cost $152,762,620)	$179,130,202
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	141,110
	NET ASSETS - 100.0%	$179,271,312

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of July 31, 2021.

PFG BNY MELLON DIVERSIFIER STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	OPEN END FUNDS — 99.5%
	ALTERNATIVE - 39.8%
3,802,204	BNY Mellon Global Real Return, Class I	$65,892,200

	EQUITY - 11.9%
940,627	BNY Mellon Global Real Estate Securities Fund, Class I	9,961,244
261,033	BNY Mellon Natural Resources Fund, Class I	9,825,298
		19,786,542
	FIXED INCOME - 47.8%
5,822,194	BNY Mellon Core Plus Fund, Class I	64,393,468
1,294,048	BNY Mellon Floating Rate Income Fund, Class I	14,842,726
		79,236,194

	TOTAL OPEN END FUNDS (Cost $158,647,936)	164,914,936

	SHORT-TERM INVESTMENTS — 0.7%
	MONEY MARKET FUNDS - 0.7%
1,104,169	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $1,104,169)(a)	1,104,169

	TOTAL INVESTMENTS - 100.2% (Cost $159,752,105)	$166,019,105
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(388,237)
	NET ASSETS - 100.0%	$165,630,868

(a)	Rate disclosed is the seven day effective yield as of July 31, 2021.

PFG BR EQUITY ESG STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.6%
	EQUITY - 99.6%
206,213	iShares ESG Advanced MSCI EAFE ETF(a)	$14,138,974
802,385	iShares ESG Advanced MSCI USA ETF(a)	29,792,555
350,700	iShares ESG Aware MSCI USA ETF	35,301,462
487,242	iShares ESG Aware MSCI USA Small-Cap ETF	19,285,038
179,784	iShares Inc iShares ESG Aware MSCI EM ETF	7,592,278
125,251	iShares Trust - iShares MSCI KLD 400 Social ETF	10,655,103
275,691	iShares Trust iShares ESG Aware MSCI EAFE ETF	21,933,976
		138,699,386

	TOTAL EXCHANGE-TRADED FUNDS (Cost $119,544,460)	138,699,386

	SHORT-TERM INVESTMENTS — 0.7%
	MONEY MARKET FUNDS - 0.7%
910,738	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $910,738)(b)	910,738

	TOTAL INVESTMENTS - 100.3% (Cost $120,455,198)	$139,610,124
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(452,590)
	NET ASSETS - 100.0%	$139,157,534

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

(a)	Affiliated Company — PFG BR Equity ESG Strategy Fund holds in excess of 5% of outstanding voting securities of this security.

(b)	Rate disclosed is the seven day effective yield as of July 31, 2021.

PFG EQUITY STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 70.3%
	EQUITY - 70.3%
184,840	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	$16,319,524
197,903	iShares Core S&P Small-Cap ETF	21,820,785
290,363	iShares Morningstar Mid-Cap ETF	19,607,633
165,321	iShares S&P 500 Growth ETF	12,478,429
134,515	iShares U.S. Home Construction ETF	9,625,893
114,374	Materials Select Sector SPDR Fund	9,609,703
594,750	SPDR Portfolio S&P 500 Value ETF	23,706,736
173,374	Vanguard Russell 1000 Growth ETF	12,500,265
34,722	Vanguard S&P 500 ETF	13,998,174
		139,667,142

	TOTAL EXCHANGE-TRADED FUNDS (Cost $115,219,916)	139,667,142

	OPEN END FUNDS — 29.4%
	ALTERNATIVE - 9.8%
741,891	JPMorgan Hedged Equity Fund, Class I	19,504,309

	EQUITY - 19.6%
191,781	Akre Focus Fund, Institutional Class	12,667,123
497,628	Fidelity Select Leisure Portfolio	9,574,366
257,298	Jensen Quality Growth Fund, Class Y	16,580,289
		38,821,778

	TOTAL OPEN END FUNDS (Cost $47,534,329)	58,326,087

	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
1,015,622	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $1,015,622)(a)	1,015,622

	TOTAL INVESTMENTS - 100.2% (Cost $163,769,867)	$199,008,851
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(392,697)
	NET ASSETS - 100.0%	$198,616,154

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of July 31, 2021.

PFG FIDELITY INSTITUTIONAL AM ® EQUITY INDEX STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	OPEN END FUNDS — 99.7%
	EQUITY - 99.7%
564,231	Fidelity 500 Index Fund, Institutional Premium Class	$86,124,284
2,642,684	Fidelity Global ex US Index Fund, Institutional Premium Class	41,384,430
274,615	Fidelity Mid Cap Index Fund, Institutional Premium Class	8,655,854
244,282	Fidelity Small Cap Index Fund, Institutional Premium Class	6,896,094
		143,060,662

	TOTAL OPEN END FUNDS (Cost $98,821,686)	143,060,662

	SHORT-TERM INVESTMENTS — 0.6%
	MONEY MARKET FUNDS - 0.6%
923,636	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $923,636)(a)	923,636

	TOTAL INVESTMENTS - 100.3% (Cost $99,745,322)	$143,984,298
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(459,715)
	NET ASSETS - 100.0%	$143,524,583

(a)	Rate disclosed is the seven day effective yield as of July 31, 2021.

PFG FIDELITY INSTITUTIONAL AM ® EQUITY SECTOR STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 28.1%
	EQUITY - 28.1%
387,231	Fidelity MSCI Industrials Index ETF	$21,131,196
172,946	Fidelity MSCI Materials Index ETF	8,112,897
173,244	Fidelity MSCI Real Estate Index ETF	5,505,694
145,361	Industrial Select Sector SPDR Fund	15,024,513
		49,774,300

	TOTAL EXCHANGE-TRADED FUNDS (Cost $41,349,126)	49,774,300

	OPEN END FUNDS — 71.7%
	EQUITY - 71.7%
212,595	Fidelity Advisor Consumer Discretionary Fund, Class Z	10,650,987
422,299	Fidelity Advisor Health Care Fund, Class Z	32,327,019
370,694	Fidelity Advisor Industrials Fund, Class Z	18,019,418
124,792	Fidelity Advisor Semiconductors Fund, Class I	6,163,470
192,617	Fidelity Advisor Technology Fund, Class Z	21,729,120
1,977,580	Fidelity Select Semiconductors Portfolio	37,811,338
		126,701,352

	TOTAL OPEN END FUNDS (Cost $109,385,647)	126,701,352

	SHORT-TERM INVESTMENTS — 0.6%
	MONEY MARKET FUNDS - 0.6%
1,002,351	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $1,002,351)(a)	1,002,351

	TOTAL INVESTMENTS - 100.4% (Cost $151,737,124)	$177,478,003
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(691,677)
	NET ASSETS - 100.0%	$176,786,326

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of July 31, 2021.

PFG GLOBAL STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 80.1%
	EQUITY - 80.1%
15,888	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	$1,402,752
40,394	Invesco International BuyBack Achievers ETF	1,816,922
31,509	iShares Core MSCI Emerging Markets ETF	1,991,684
31,907	iShares Core MSCI Europe ETF	1,859,221
5,201	iShares Core S&P 500 ETF	2,290,519
12,752	iShares Core S&P Small-Cap ETF	1,406,036
20,641	iShares Morningstar Mid-Cap ETF	1,393,845
22,924	iShares MSCI EAFE ETF	1,822,229
17,266	iShares S&P 500 Growth ETF	1,303,238
12,273	iShares U.S. Home Construction ETF	878,256
9,602	Materials Select Sector SPDR Fund	806,760
37,305	SPDR Portfolio S&P 500 Value ETF	1,486,977
		18,458,439

	TOTAL EXCHANGE-TRADED FUNDS (Cost $16,633,449)	18,458,439

	OPEN END FUNDS — 19.2%
	EQUITY - 19.2%
20,467	American New Perspective Fund, Class R-6	1,388,291
27,011	Fidelity Select Leisure Portfolio	519,691
34,792	T Rowe Price Global Stock Fund, Class I	2,522,759
		4,430,741

	TOTAL OPEN END FUNDS (Cost $3,371,819)	4,430,741

	SHORT-TERM INVESTMENTS — 0.9%
	MONEY MARKET FUNDS - 0.9%
206,836	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $206,836)(a)	206,836

	TOTAL INVESTMENTS - 100.2% (Cost $20,212,104)	$23,096,016
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(40,708)
	NET ASSETS - 100.0%	$23,055,308

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of July 31, 2021.

PFG JP MORGAN ® TACTICAL AGGRESSIVE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 34.5%
	EQUITY - 34.5%
212,743	JPMorgan Diversified Return Emerging Markets Equity ETF(a)	$12,315,160
126,245	JPMorgan Diversified Return International Equity ETF	7,870,113
188,427	JPMorgan Diversified Return US Equity ETF	18,537,128
27,639	JPMorgan Diversified Return US Mid Cap Equity ETF	2,463,644
37,398	JPMorgan Diversified Return US Small Cap Equity ETF	1,627,561
117,138	JPMorgan US Momentum Factor ETF	5,220,841
229,720	JPMorgan US Value Factor ETF	8,382,483
		56,416,930

	TOTAL EXCHANGE-TRADED FUNDS (Cost $46,237,889)	56,416,930

	OPEN END FUNDS — 65.3%
	EQUITY - 65.3%
298,525	JPMorgan Equity Index Fund, Class R6	19,968,337
333,331	JPMorgan Europe Dynamic Fund, Class R6	10,656,583
284,271	JPMorgan International Focus Fund, Class R6	7,951,065
837,509	JPMorgan International Research Enhanced Equity, Class R6	17,570,942
240,455	JPMorgan Large Cap Growth Fund, Class R6	16,884,725
1,212,981	JPMorgan Large Cap Value Fund, Class R6	23,907,848
446,082	JPMorgan Realty Income Fund, Class R6	7,431,722
31,133	Undiscovered Managers Behavioral Value Fund, Class R6(b)	2,504,339
		106,875,561

	TOTAL OPEN END FUNDS (Cost $87,512,653)	106,875,561

	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
851,499	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $851,499)(c)	851,499

	TOTAL INVESTMENTS - 100.3% (Cost $134,602,041)	$164,143,990
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(561,150)
	NET ASSETS - 100.0%	$163,582,840

ETF	- Exchange-Traded Fund

(a)	Affiliated Company — PFG JP Morgan ® Tactical Aggressive Strategy Fund holds in excess of 5% of outstanding voting securities of this security.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of July 31, 2021.

PFG JP MORGAN ® TACTICAL MODERATE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 31.3%
	EQUITY - 31.3%
136,713	JPMorgan Diversified Return Emerging Markets Equity ETF(a)	$7,913,974
181,817	JPMorgan Diversified Return International Equity ETF	11,334,472
119,177	JPMorgan Diversified Return US Equity ETF	11,724,430
38,847	JPMorgan Diversified Return US Mid Cap Equity ETF	3,462,686
40,036	JPMorgan Diversified Return US Small Cap Equity ETF	1,742,367
158,716	JPMorgan US Momentum Factor ETF	7,073,972
320,259	JPMorgan US Value Factor ETF	11,686,251
		54,938,152

	TOTAL EXCHANGE-TRADED FUNDS (Cost $42,222,303)	54,938,152

	OPEN END FUNDS — 64.2%
	ALTERNATIVE - 3.2%
214,625	JPMorgan Hedged Equity Fund, Class R6	5,655,363

	EQUITY - 29.6%
157,777	JPMorgan Equity Index Fund, Class R6	10,553,688
301,911	JPMorgan Europe Dynamic Fund, Class R6	9,652,099
307,556	JPMorgan International Focus Fund, Class R6	8,602,350
64,694	JPMorgan Large Cap Growth Fund, Class R6	4,542,827
587,196	JPMorgan Large Cap Value Fund, Class R6	11,573,624
291,851	JPMorgan Realty Income Fund, Class R6	4,862,242
28,082	Undiscovered Managers Behavioral Value Fund, Class R6	2,258,955
		52,045,785
	FIXED INCOME - 31.4%
2,399,483	JPMorgan Core Bond Fund, Class R6	29,153,722
816,234	JPMorgan Core Plus Bond Fund, Class R6	7,060,428
356,009	JPMorgan High Yield Fund, Class R6	2,605,986
1,708,044	JPMorgan Income Fund, Class R6	16,277,662
		55,097,798

	TOTAL OPEN END FUNDS (Cost $103,589,774)	112,798,946

PFG JP MORGAN ® TACTICAL MODERATE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 5.5%
	MONEY MARKET FUNDS - 5.5%
9,737,809	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $9,737,809)(b)	$9,737,809

	TOTAL INVESTMENTS - 101.0% (Cost $155,549,886)	$177,474,907
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%	(1,839,527)
	NET ASSETS - 100.0%	$175,635,380

ETF	- Exchange-Traded Fund

(a)	Affiliated Company — PFG JP Morgan ® Tactical Moderate Strategy Fund holds in excess of 5% of outstanding voting securities of this security.

(b)	Rate disclosed is the seven day effective yield as of July 31, 2021.

PFG MEEDER TACTICAL STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	OPEN END FUNDS — 99.7%
	ALTERNATIVE - 10.1%
771,407	Meeder Spectrum Fund, Institutional Class(a)	$10,876,846

	EQUITY - 27.9%
1,039,069	Meeder Moderate Allocation Fund, Institutional Class(a) (b)	13,809,222
1,718,922	Meeder Muirfield Fund, Institutional Class	16,381,325
		30,190,547
	MIXED ALLOCATION - 61.7%
3,794,077	Meeder Balanced Fund, Institutional Class(a) (b)	54,103,535
501,707	Meeder Conservative Allocation Fund, Institutional Class(a)	12,582,823
		66,686,358

	TOTAL OPEN END FUNDS (Cost $88,852,569)	107,753,751

	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
517,937	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $517,937)(b)	517,937

	TOTAL INVESTMENTS - 100.2% (Cost $89,370,506)	$108,271,688
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(201,092)
	NET ASSETS - 100.0%	$108,070,596

(a)	Affiliated Company — PFG Meeder Tactical Strategy Fund holds in excess of 5% of outstanding voting securities of this security.

(b)	Security is currently being valued according to the fair value procedures approved by the Board of Trustees.

(b)	Rate disclosed is the seven day effective yield as of July 31, 2021.

PFG MFS ® AGGRESSIVE GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 15.0%
	COMMODITY - 5.0%
239,435	iShares GSCI Commodity Dynamic	$8,344,310

	EQUITY - 10.0%
78,318	Schwab International Small-Cap Equity ETF	3,321,466
115,912	SPDR Portfolio Emerging Markets ETF	4,966,828
14,674	Vanguard Small-Cap Growth ETF	4,195,884
24,187	Vanguard Small-Cap Value ETF	4,131,140
		16,615,318

	TOTAL EXCHANGE-TRADED FUNDS (Cost $19,338,787)	24,959,628

	OPEN END FUNDS — 84.7%
	EQUITY - 84.7%
391,101	MFS Global Real Estate Fund, Class I	8,342,187
104,662	MFS Growth Fund, Class R6	19,848,057
247,194	MFS Institutional International Equity Fund, Class I	8,313,137
180,599	MFS International Growth Fund, Class R5	8,322,005
624,083	MFS International Large Cap Value Fund, Class I	8,294,061
81,668	MFS International New Discovery Fund, Class R6	3,292,854
503,421	MFS Mid Cap Growth Fund, Class R6	16,768,965
529,266	MFS Mid Cap Value Fund, Class R5	16,645,424
304,192	MFS Research Fund, Class R6	18,288,015
550,496	MFS Research International Fund, Class R6	13,195,401
382,174	MFS Value Fund, Class R6	19,980,037
		141,290,143

	TOTAL OPEN END FUNDS (Cost $107,473,070)	141,290,143

PFG MFS ® AGGRESSIVE GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.7%
	MONEY MARKET FUNDS - 0.7%
1,151,804	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $1,151,804)(a)	$1,151,804

	TOTAL INVESTMENTS - 100.4% (Cost $127,963,661)	$167,401,575
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(669,582)
	NET ASSETS - 100.0%	$166,731,993

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of July 31, 2021.

PFG TACTICAL INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 39.0%
	EQUITY - 39.0%
48,027	Fidelity MSCI Information Technology Index ETF	$5,847,287
218,922	iShares Core Dividend Growth ETF	11,313,889
79,592	Vanguard Dividend Appreciation ETF	12,712,435
97,604	Vanguard High Dividend Yield ETF	10,282,581
76,646	VictoryShares US Small Cap High Dividend Volatility Weighted ETF	4,499,120
		44,655,312

	TOTAL EXCHANGE-TRADED FUNDS (Cost $39,426,553)	44,655,312

	OPEN END FUNDS — 60.4%
	FIXED INCOME - 50.4%
1,430,358	Counterpoint Tactical Income Fund, Class I	16,735,185
829,646	PIMCO Mortgage Opportunities and Bond Fund, Institutional Class	9,117,812
818,293	Sierra Tactical Bond Fund, Institutional Class	22,781,274
941,732	T Rowe Price Institutional Floating Rate Fund, Investor Class	9,172,472
		57,806,743
	MIXED ALLOCATION - 10.0%
385,409	Vanguard Wellesley Income Fund, Investor Class	11,485,182

	TOTAL OPEN END FUNDS (Cost $67,006,068)	69,291,925

	SHORT-TERM INVESTMENTS — 0.6%
	MONEY MARKET FUNDS - 0.6%
664,467	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $664,467)(a)	664,467

	TOTAL INVESTMENTS - 100.0% (Cost $107,097,088)	$114,611,704
	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%	(37,656)
	NET ASSETS - 100.0%	$114,574,048

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

(a)	Rate disclosed is the seven day effective yield as of July 31, 2021.